UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     November 10, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $1,255,699 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106    17604   300000 SH       SOLE                   300000        0        0
AES CORP                       COM              00130H105    68668  6050000 SH       SOLE                  6050000        0        0
AON CORP                       COM              037389103    66487  1700000 SH       SOLE                  1700000        0        0
ARES CAP CORP                  COM              04010L103    29735  1900000 SH       SOLE                  1900000        0        0
BABCOCK & WILCOX CO NEW        COM              05615F102    13566   637499 SH       SOLE                   637499        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100    52652  2015000 SH       SOLE                  2015000        0        0
BLACKSTONE GROUP L P           COM UNIT LTD     09253U108     1342   105725 SH       SOLE                   105725        0        0
BLOCK H & R INC                COM              093671105    31857  2460000 SH       SOLE                  2460000        0        0
CB RICHARD ELLIS GROUP INC     CL A             12497T101    18280  1000000 SH       SOLE                  1000000        0        0
D R HORTON INC                 COM              23331A109    12232  1100000 SH       SOLE                  1100000        0        0
ENERGYSOLUTIONS INC            COM              292756202    11318  2250000 SH       SOLE                  2250000        0        0
FISERV INC                     COM              337738108    80730  1500000 SH       SOLE                  1500000        0        0
GLOBAL PMTS INC                COM              37940X102    51468  1200000 SH       SOLE                  1200000        0        0
GRACE W R & CO DEL NEW         COM              38388F108    17043   610000 SH       SOLE                   610000        0        0
HEWITT ASSOCS INC              COM              42822Q100    40344   800000 SH       SOLE                   800000        0        0
KINETIC CONCEPTS INC           COM NEW          49460W208     9712   265500 SH       SOLE                   265500        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     6494   100012 SH       SOLE                   100012        0        0
MCDERMOTT INTL INC             COM              580037109    13302   900000 SH       SOLE                   900000        0        0
MYRIAD GENETICS INC            COM              62855J104    11487   700000 SH       SOLE                   700000        0        0
NEW YORK CMNTY BANCORP INC     COM              649445103    29250  1800000 SH       SOLE                  1800000        0        0
PACTIV CORP                    COM              695257105      412    12500 SH  CALL SOLE                    12500        0        0
PETSMART INC                   COM              716768106    24500   700000 SH       SOLE                   700000        0        0
PFIZER INC                     COM              717081103    69539  4050000 SH       SOLE                  4050000        0        0
PHILLIPS VAN HEUSEN CORP       COM              718592108    37600   625000 SH       SOLE                   625000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100    44006  1650000 SH       SOLE                  1650000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100    13335   500000 SH  CALL SOLE                   500000        0        0
QEP RES INC                    COM              74733V100     6028   200000 SH       SOLE                   200000        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100    23150  5000000 SH       SOLE                  5000000        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108    41183  2550000 SH       SOLE                  2550000        0        0
THOMSON REUTERS CORP           COM              884903105     7506   200000 SH       SOLE                   200000        0        0
TORCHMARK CORP                 COM              891027104    50021   941300 SH       SOLE                   941300        0        0
TOREADOR RES CORP              COM              891050106      257    23000 SH       SOLE                    23000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    95190  3800000 SH       SOLE                  3800000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    18787   750000 SH  PUT  SOLE                   750000        0        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100    80784  3600000 SH       SOLE                  3600000        0        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100     6732   300000 SH  CALL SOLE                   300000        0        0
WESTERN UN CO                  COM              959802109    66263  3750000 SH       SOLE                  3750000        0        0
WILLIS GROUP HOLDINGS PUBLIC   SHS              G96666105    24039   780000 SH       SOLE                   780000        0        0
ZIMMER HLDGS INC               COM              98956P102    62796  1200000 SH       SOLE                  1200000        0        0